Prepayments, receivables and other assets (Tables)	12 Months Ended
Mar. 31, 2017
Prepayments, receivables and other assets
Schedule of components of prepayments, receivables and other assets

	As of March 31,
	2016	2017
	(in millions of RMB)
Current:
VAT receivables (i)	6,589	8,810
Accounts receivable, net of allowance	1,209	4,388
Amounts due from related companies (ii)	3,236	4,131
Prepaid cost of revenue, sales and marketing expenses and others	1,242	3,388
Receivable for proceeds from disposal of investments	—	2,786
Deferred direct selling costs (iii)	948	1,283
Loan receivables, net	390	812
Advances to customers and merchants	435	788
Interest receivables	314	447
Licensed copyrights of video content	—	327
Employee loans and advances (iv)	124	176
Others	2,055	1,072

	16,542	28,408

Non-current:
Prepayment for acquisition of property and equipment	4,358	4,018
Prepayment for licensed copyrights of video content and others	—	1,639
Employee loans (iv)	451	451
Fair value of interest rate swap contracts	—	436
Deferred tax assets (Note 7)	481	1,038
Deferred direct selling costs (iii)	148	114
Prepaid upfront fees related to long-term borrowings	184	53
Others	666	954
	6,288	8,703

(i)

VAT receivables mainly represent VAT receivable from relevant PRC tax authorities arising from OneTouch's VAT refund service. OneTouch provides advance settlement of relevant VAT refund amounts to its customers prior to receiving such VAT refund from tax authorities. To provide this service, OneTouch relies on short-term banking facilities and takes on credit risk if OneTouch fails to recover the prepaid VAT amount.

(ii)

Amounts due from related parties primarily represent balances arising from transactions with Ant Financial Services and its subsidiaries (Note 4(b) and 22). The balances are unsecured, interest free and repayable within the next twelve months.

(iii)

The Company is obligated to pay certain costs upon the receipt of membership fees from merchants or other customers, which primarily consist of sales commissions. The membership fees are initially deferred and recognized as revenue in the consolidated income statements in the period in which the services are rendered. As such, the related costs are also initially deferred and recognized in the consolidated income statements in the same period as the related service fees are recognized.

(iv)

Employee loans mainly represent full recourse, interest-bearing share purchase, option exercise and tax loans, with a term of four to five years, to employees of the Company and its related companies in order to finance their purchase of ordinary shares, exercise of options underlying the ordinary shares as well as payment of related personal taxes. Such employee loans are pledged by the ordinary shares owned by the employees and carry interest at market rates. The balance also includes an interest-free loan program, with a term of five years, to eligible employees for purchase of their first residential properties.